SCHEDULE OF SUPPLEMENTAL CASH FLOW INFORMATION RELATED TO LEASES (Details) - USD ($)		6 Months Ended		12 Months Ended
	Mar. 01, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating cash flows from operating leases	$ 29,250	$ 153,001	$ 229,642	$ 372,473	$ 350,608
Weighted-average remaining lease term - operating leases (year)			8 months 1 day	1 month 28 days	1 year 1 month 28 days
Weighted-average discount rate operating leases		0.00%	3.35%	3.35%	3.35%